Supplement to the
Fidelity® Stock Selector Large Cap Value Fund
Class A, Class M, Class C and Class I
April 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

ALCV-17-03 1.847519.119	May 5, 2017

Supplement to the
Fidelity® Mid Cap Value Fund
Class A, Class M, Class C and Class I
April 1, 2017
Prospectus

On or about July 13, 2017, Advisor M Class of Fidelity® Government Money Market Fund will replace Daily Money Class shares of Fidelity® funds as an exchange privilege for Class M (formerly Class T) shareholders.

AMCV-17-02 1.847513.117	May 5, 2017